Financial instruments - fair values and risk management (Tables)	6 Months Ended
Jun. 30, 2022
Financial instruments - fair values and risk management
Schedule of financial assets

	June 30, 2022	December 31, 2021
Financial assets at amortized cost
Trade receivables	42,481	41,675
Cash and cash equivalents	91,378	142,802
Loans receivable	14,806	123
Total	148,665	184,600

	June 30, 2022	December 31, 2021
Financial assets measured at fair value
Call option assets	6,054	—
Total	6,054	—

Schedule of financial liabilities

	June 30, 2022	December 31, 2021
Financial liabilities not measured at fair value
Lease liabilities	1,303	1,934
Trade and other payables	18,989	26,573
Total	20,292	28,507

	June 30, 2022	December 31, 2021
Financial liabilities measured at fair value
Loans receivable	14,806	123
Put option liability	13,886	—
Other non-current liabilities	9,071	—
Share warrant obligations	17,265	22,029
Total	55,028	22,152

Schedule of maximum exposure to credit risk at the reporting date

	June 30, 2022	December 31, 2021
Loans receivables	14,806	123
Trade receivables	42,481	41,675
Cash and cash equivalents	91,378	142,802

Schedule of contractual maturities of financial liabilities

June 30, 2022	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Non‑derivative financial liabilities
Lease liabilities	1,303	1,110	28	680	402
Trade and other payables	18,989	18,989	18,989	—	—
	20,292	20,099	19,017	680	402

December 31, 2021	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Non‑derivative financial liabilities
Lease liabilities	1,934	1,942	313	453	1,176
Trade and other payables	26,573	26,573	26,573	—	—
	28,507	28,515	26,886	453	1,176

Schedule of exposure to foreign currency risk

June 30, 2022	Euro	Russian Ruble	Armenian Dram

Assets
Loans receivable	356	—	—
Trade and other receivables	10,057	5,495	18
Cash and cash equivalents	9,077	1,498	1
	19,490	6,993	19
Liabilities
Lease liabilities	(1,303)	—
Trade and other payables	(11,058)	—	(212)
	(12,361)	—	(212)
Net exposure	7,129	6,993	(193)

December 31, 2021	Euro	Russian Ruble

Assets
Loans receivable	123	—
Trade and other receivables	9,493	3,571
Cash and cash equivalents	33,297	621
	42,913	4,192
Liabilities
Lease liabilities	(1,795)	(139)
Trade and other payables	(4,701)	(1,092)
	(6,496)	(1,231)
Net exposure	36,417	2,961

Schedule of sensitivity analysis

	Strengthening of	Weakening of US$
June 30, 2022	US$ by 10%	by 10%

Euro	(713)	713
Russian Ruble	(699)	699
Armenian Dram	19	(19)
	(1,393)	1,393

	Strengthening of	Weakening of US$
December 31, 2021	US$ by 10%	by 10%

Euro	(3,642)	3,642
Russian Ruble	(296)	296
	(3,938)	3,938